YCG FUNDS

YCG Enhanced Fund (the “Fund”)

Supplement dated May 8, 2015 to:

Prospectus and Statement of Additional Information (“SAI”)
dated March 30, 2015

Effective immediately, YCG, LLC (the “Adviser”) has moved its offices to 3207 Ranch Road 620 South, Suite 200, Austin TX  78738.  All references within the Prospectus and SAI to the Adviser’s previous address are deleted and replaced with the new address.

Thank you for your investment. If you have any questions, please call the Fund toll-free at
855-444-YCGF (9243).

This supplement should be retained with your Prospectus and SAI for future reference.